Distribution Date:	12/17/21	WFRBS Commercial Mortgage Trust 2013-C13
Determination Date:	12/13/21
Next Distribution Date:	01/18/22
Record Date:	11/30/21	Commercial Mortgage Pass-Through Certificates
Series 2013-C13

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	RBS Commercial Funding Inc.
Certificate Factor Detail	3		Thomas Conway	(203) 897-2365
Certificate Interest Reconciliation Detail	4		600 Washington Boulevard | Stamford, CT 06901
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Balances	7	Master & Special Servicer	National Cooperative Bank, N.A.
Current Mortgage Loan and Property Stratification	8-12		Kathleen Luzik	(703) 302-1902
Mortgage Loan Detail (Part 1)	13-15		2011 Crystal Drive, Suite 800 | Arlington, VA 22202
Mortgage Loan Detail (Part 2)	16-18	Special Servicer	LNR Partners, LLC
Principal Prepayment Detail	19		LNR CMBS Notices	(305) 695-5600	lnr.cmbs.notices@lnrproperty.com
Historical Detail	20		1601 Washington Avenue, Suite 700 | Miami Beach, FL 33139
Delinquency Loan Detail	21	Trust Administrator	Trimont Real Estate Advisors, LLC
			Trust Advisor		Trustadvisor@trimontrea.com
Collateral Stratification and Historical Detail	22
			3500 Lenox Road, Suite G1 | Atlanta, GA 30326
Specially Serviced Loan Detail - Part 1	23
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Specially Serviced Loan Detail - Part 2	24		Bank, N.A.
Modified Loan Detail	25		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
					trustadministrationgroup@wellsfargo.com
Historical Liquidated Loan Detail	26		9062 Old Annapolis Road | Columbia, MD 21045
Historical Bond / Collateral Loss Reconciliation Detail	27	Trustee	U.S. Bank National Association
Interest Shortfall Detail - Collateral Level	28		General Contact	(312) 332-7457
Supplemental Notes	29		190 South LaSalle Street, 7th Floor | Chicago, IL 60603

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

© Copyright 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	92937UAA6	0.778000%	56,222,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	92937UAB4	1.964000%	79,549,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	92937UAC2	2.749000%	200,000,000.00	164,232,440.11	0.00	376,229.15	0.00	0.00	376,229.15	164,232,440.11	40.38%	30.00%
A-4	92937UAD0	3.001000%	206,479,000.00	206,479,000.00	0.00	516,369.57	0.00	0.00	516,369.57	206,479,000.00	40.38%	30.00%
A-SB	92937UAE8	2.654000%	71,467,000.00	18,989,209.70	1,287,723.06	41,997.80	0.00	0.00	1,329,720.86	17,701,486.64	40.38%	30.00%
A-S	92937UAF5	3.345000%	90,962,000.00	90,962,000.00	0.00	253,556.58	0.00	0.00	253,556.58	90,962,000.00	26.41%	19.63%
B	92937UAG3	3.553000%	51,509,000.00	51,509,000.00	0.00	152,509.56	0.00	0.00	152,509.56	51,509,000.00	18.51%	13.75%
C	92937UAH1	3.910000%	29,590,000.00	29,590,000.00	0.00	96,414.08	0.00	0.00	96,414.08	29,590,000.00	13.96%	10.38%
D	92937UAJ7	4.141411%	32,877,000.00	32,877,000.00	0.00	113,464.31	0.00	0.00	113,464.31	32,877,000.00	8.92%	6.63%
E	92937UAL2	4.141411%	15,343,000.00	15,343,000.00	0.00	52,951.39	0.00	0.00	52,951.39	15,343,000.00	6.56%	4.88%
F	92937UAN8	3.500000%	16,439,000.00	16,439,000.00	0.00	47,947.08	0.00	0.00	47,947.08	16,439,000.00	4.04%	3.00%
G	92937UAQ1	3.500000%	26,302,751.00	26,302,751.00	0.00	66,238.00	0.00	0.00	66,238.00	26,302,751.00	0.00%	0.00%
V	92937UAZ1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	92937UAY4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			876,739,751.00	652,723,400.81	1,287,723.06	1,717,677.52	0.00	0.00	3,005,400.58	651,435,677.75

Notional Certificates
X-A	92937UAS7	1.175123%	704,679,000.00	480,662,649.81	0.00	470,698.23	0.00	0.00	470,698.23	479,374,926.75
X-B	92937UAU2	0.458155%	81,099,000.00	81,099,000.00	0.00	30,963.26	0.00	0.00	30,963.26	81,099,000.00
X-C	92937UAW8	0.641411%	42,741,751.00	42,741,751.00	0.00	22,845.86	0.00	0.00	22,845.86	42,741,751.00
Notional SubTotal			828,519,751.00	604,503,400.81	0.00	524,507.35	0.00	0.00	524,507.35	603,215,677.75

Deal Distribution Total					1,287,723.06	2,242,184.87	0.00	0.00	3,529,907.93

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	92937UAA6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	92937UAB4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	92937UAC2	821.16220055	0.00000000	1.88114575	0.00000000	0.00000000	0.00000000	0.00000000	1.88114575	821.16220055
A-4	92937UAD0	1,000.00000000	0.00000000	2.50083335	0.00000000	0.00000000	0.00000000	0.00000000	2.50083335	1,000.00000000
A-SB	92937UAE8	265.70598598	18.01842893	0.58765304	0.00000000	0.00000000	0.00000000	0.00000000	18.60608197	247.68755705
A-S	92937UAF5	1,000.00000000	0.00000000	2.78750005	0.00000000	0.00000000	0.00000000	0.00000000	2.78750005	1,000.00000000
B	92937UAG3	1,000.00000000	0.00000000	2.96083325	0.00000000	0.00000000	0.00000000	0.00000000	2.96083325	1,000.00000000
C	92937UAH1	1,000.00000000	0.00000000	3.25833322	0.00000000	0.00000000	0.00000000	0.00000000	3.25833322	1,000.00000000
D	92937UAJ7	1,000.00000000	0.00000000	3.45117590	0.00000000	0.00000000	0.00000000	0.00000000	3.45117590	1,000.00000000
E	92937UAL2	1,000.00000000	0.00000000	3.45117578	0.00000000	0.00000000	0.00000000	0.00000000	3.45117578	1,000.00000000
F	92937UAN8	1,000.00000000	0.00000000	2.91666646	0.00000000	0.00000000	0.00000000	0.00000000	2.91666646	1,000.00000000
G	92937UAQ1	1,000.00000000	0.00000000	2.51829172	0.39837506	6.26254835	0.00000000	0.00000000	2.51829172	1,000.00000000
V	92937UAZ1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	92937UAY4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	92937UAS7	682.10156654	0.00000000	0.66796120	0.00000000	0.00000000	0.00000000	0.00000000	0.66796120	680.27417697
X-B	92937UAU2	1,000.00000000	0.00000000	0.38179583	0.00000000	0.00000000	0.00000000	0.00000000	0.38179583	1,000.00000000
X-C	92937UAW8	1,000.00000000	0.00000000	0.53450922	0.00000000	0.00000000	0.00000000	0.00000000	0.53450922	1,000.00000000

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	11/01/21 - 11/30/21	30	0.00	376,229.15	0.00	376,229.15	0.00	0.00	0.00	376,229.15	0.00
A-4	11/01/21 - 11/30/21	30	0.00	516,369.57	0.00	516,369.57	0.00	0.00	0.00	516,369.57	0.00
A-SB	11/01/21 - 11/30/21	30	0.00	41,997.80	0.00	41,997.80	0.00	0.00	0.00	41,997.80	0.00
X-A	11/01/21 - 11/30/21	30	0.00	470,698.23	0.00	470,698.23	0.00	0.00	0.00	470,698.23	0.00
X-B	11/01/21 - 11/30/21	30	0.00	30,963.26	0.00	30,963.26	0.00	0.00	0.00	30,963.26	0.00
X-C	11/01/21 - 11/30/21	30	0.00	22,845.86	0.00	22,845.86	0.00	0.00	0.00	22,845.86	0.00
A-S	11/01/21 - 11/30/21	30	0.00	253,556.58	0.00	253,556.58	0.00	0.00	0.00	253,556.58	0.00
B	11/01/21 - 11/30/21	30	0.00	152,509.56	0.00	152,509.56	0.00	0.00	0.00	152,509.56	0.00
C	11/01/21 - 11/30/21	30	0.00	96,414.08	0.00	96,414.08	0.00	0.00	0.00	96,414.08	0.00
D	11/01/21 - 11/30/21	30	0.00	113,464.31	0.00	113,464.31	0.00	0.00	0.00	113,464.31	0.00
E	11/01/21 - 11/30/21	30	0.00	52,951.39	0.00	52,951.39	0.00	0.00	0.00	52,951.39	0.00
F	11/01/21 - 11/30/21	30	0.00	47,947.08	0.00	47,947.08	0.00	0.00	0.00	47,947.08	0.00
G	11/01/21 - 11/30/21	30	154,243.89	76,716.36	0.00	76,716.36	10,478.36	0.00	0.00	66,238.00	164,722.25
Totals			154,243.89	2,252,663.23	0.00	2,252,663.23	10,478.36	0.00	0.00	2,242,184.87	164,722.25

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

	Additional Information
Total Available Distribution Amount (1)	3,529,907.93
(1) The Available Distribution Amount includes any Prepayment Premiums.

© Copyright 2021 Computershare. All rights reserved. Confidential.		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,272,720.00	Master Servicing Fee	15,843.19
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,518.42
Interest Adjustments	0.00	Trustee Fee	310.04
Deferred Interest	0.00	Trust Advisor Fee	1,384.99
ARD Interest	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,272,720.00	Total Fees	20,056.64

Principal		Expenses/Reimbursements
Scheduled Principal	1,287,723.06	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	8,161.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	2,317.46
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,287,723.06	Total Expenses/Reimbursements	10,478.46

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,242,184.87
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,287,723.06
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,529,907.93
Total Funds Collected	3,560,443.06	Total Funds Distributed	3,560,443.03

© Copyright 2021 Computershare. All rights reserved. Confidential.			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	652,723,401.78	652,723,401.78	Beginning Certificate Balance	652,723,400.81
(-) Scheduled Principal Collections	1,287,723.06	1,287,723.06	(-) Principal Distributions	1,287,723.06
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	651,435,678.72	651,435,678.72	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	653,330,821.55	653,330,821.55	Ending Certificate Balance	651,435,677.75
Ending Actual Collateral Balance	652,085,549.93	652,085,549.93

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.97)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.97)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.14%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021 Computershare. All rights reserved. Confidential.				Page 7 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	23	199,580,256.93	30.64%	14	4.1419	NAP	Defeased	23	199,580,256.93	30.64%	14	4.1419	NAP
1,000,000 or less	1	850,000.00	0.13%	15	4.1900	1.940000	1.30 or less	20	199,567,516.52	30.64%	16	4.1628	0.957716
1,000,001 to 2,000,000	9	13,472,680.61	2.07%	15	4.2201	1.991991	1.31 to 1.40	4	21,948,304.20	3.37%	16	4.1835	1.324941
2,000,001 to 3,000,000	10	24,728,510.37	3.80%	16	4.2991	1.651162	1.41 to 1.50	2	4,159,936.57	0.64%	16	4.9897	1.457796
3,000,001 to 4,000,000	7	25,507,190.62	3.92%	16	4.3080	2.165103	1.51 to 1.60	1	2,613,336.20	0.40%	16	4.6300	1.522200
4,000,001 to 5,000,000	6	27,990,526.88	4.30%	16	4.3788	1.529598	1.61 to 1.70	3	7,559,439.27	1.16%	16	4.4221	1.645594
5,000,001 to 6,000,000	5	28,085,189.18	4.31%	16	4.6001	1.305311	1.71 to 1.80	1	3,870,088.95	0.59%	17	4.2800	1.718800
6,000,001 to 7,000,000	2	12,814,613.90	1.97%	16	4.0989	2.390894	1.81 to 1.90	4	15,682,782.60	2.41%	15	4.6063	1.867863
7,000,001 to 8,000,000	4	29,101,612.86	4.47%	15	4.4830	1.769414	1.91 to 2.00	3	9,373,408.34	1.44%	16	4.4480	1.923654
8,000,001 to 9,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.25	2	23,264,728.47	3.57%	16	4.4841	2.098969
9,000,001 to 10,000,000	3	28,963,480.22	4.45%	17	4.3867	1.097409	2.26 to 2.50	4	34,255,484.79	5.26%	16	3.9199	2.371835
10,000,001 to 15,000,000	5	59,018,782.33	9.06%	16	4.1032	1.389438	2.51 to 2.75	4	22,385,082.20	3.44%	16	4.1559	2.582438
15,000,001 to 20,000,000	1	19,340,324.26	2.97%	16	4.5600	2.096000	2.76 to 3.00	3	59,260,592.01	9.10%	15	4.1412	2.849219
20,000,001 to 30,000,000	2	52,500,000.00	8.06%	16	3.9257	3.036743	3.01 to 3.50	4	16,623,457.00	2.55%	16	4.3876	3.118523
30,000,001 to 70,000,000	1	50,000,000.00	7.68%	15	4.1500	2.847000	3.51 or greater	2	31,291,264.67	4.80%	16	4.0205	3.570917
70,000,001 and greater	1	79,482,510.56	12.20%	17	3.9350	0.940200	Totals	80	651,435,678.72	100.00%	15	4.1781	1.767405
Totals	80	651,435,678.72	100.00%	15	4.1781	1.767405
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	27	199,580,256.93	30.64%	14	4.1419	NAP	Totals	98	651,435,678.72	100.00%	15	4.1781	1.767405
Alabama	1	1,500,000.00	0.23%	15	4.1500	2.847000
									Property Type³
Arizona	4	20,572,093.95	3.16%	15	4.2749	2.281919
California	5	27,084,536.23	4.16%	16	4.4799	2.262732		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Colorado	1	3,291,787.32	0.51%	16	4.6900	2.706600		Properties	Balance	Agg. Bal.			DSCR¹
Florida	2	32,008,794.44	4.91%	16	4.0496	3.432082	Defeased	27	199,580,256.93	30.64%	14	4.1419	NAP
Georgia	3	26,019,865.94	3.99%	17	4.2983	1.854645	Industrial	1	22,500,000.00	3.45%	16	3.8400	2.376000
Illinois	2	5,536,813.37	0.85%	17	4.4000	3.030200	Lodging	7	40,019,039.24	6.14%	16	4.7428	1.048663
Indiana	2	15,296,951.06	2.35%	16	4.3408	1.374422	Mixed Use	3	15,720,737.40	2.41%	16	4.1343	2.653129
Iowa	2	10,149,787.04	1.56%	16	4.9010	0.614712	Mobile Home Park	2	3,300,059.11	0.51%	16	4.8578	2.926408
Kentucky	1	5,665,000.00	0.87%	15	4.1500	2.847000	Multi-Family	17	45,020,189.36	6.91%	16	3.9099	1.501711
Louisiana	4	17,002,961.51	2.61%	16	4.3811	1.662723	Office	17	139,806,906.08	21.46%	16	4.0384	1.582040
Maryland	2	9,172,750.13	1.41%	16	4.6830	1.220058	Retail	15	150,752,901.71	23.14%	16	4.2634	1.941517
Michigan	1	1,200,000.00	0.18%	15	4.1500	2.847000	Self Storage	9	34,735,588.89	5.33%	16	4.4498	2.553925
Montana	1	2,500,000.00	0.38%	15	4.1500	2.847000	Totals	98	651,435,678.72	100.00%	15	4.1781	1.767405
Nevada	1	19,340,324.26	2.97%	16	4.5600	2.096000
New Hampshire	1	10,374,251.17	1.59%	17	4.0400	0.838600
New Jersey	1	9,668,108.92	1.48%	17	4.1800	1.315200
New York	21	92,158,872.83	14.15%	16	3.9256	1.710975
North Carolina	2	84,282,510.56	12.94%	17	3.9472	1.048795
Ohio	1	3,870,088.95	0.59%	17	4.2800	1.718800
Texas	8	34,690,688.78	5.33%	16	4.4671	1.814176
Virginia	1	6,514,613.90	1.00%	16	4.3300	1.917900
Washington	3	7,254,621.43	1.11%	15	4.6022	2.495917
Wisconsin	1	6,700,000.00	1.03%	15	4.1500	2.847000

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	23	199,580,256.93	30.64%	14	4.1419	NAP	Defeased	23	199,580,256.93	30.64%	14	4.1419	NAP
	3.750% or less	4	19,467,754.43	2.99%	16	3.6947	1.424910	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	16	171,518,404.17	26.33%	16	3.9142	1.737361	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	6	86,650,603.71	13.30%	16	4.1265	2.352986	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	12	85,203,866.22	13.08%	16	4.4157	1.636515	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	10	55,223,184.77	8.48%	16	4.5785	1.965084	49 months or greater	57	451,855,421.79	69.36%	16	4.1941	1.808060
	4.751% to 5.000%	8	31,576,851.83	4.85%	16	4.8727	1.144032	Totals	80	651,435,678.72	100.00%	15	4.1781	1.767405
	5.001% to 5.250%	1	2,214,756.66	0.34%	16	5.1300	1.483000
	5.251% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	80	651,435,678.72	100.00%	15	4.1781	1.767405
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	23	199,580,256.93	30.64%	14	4.1419	NAP	Defeased	23	199,580,256.93	30.64%	14	4.1419	NAP
	84 months or less	57	451,855,421.79	69.36%	16	4.1941	1.808060	Interest Only	6	114,150,000.00	17.52%	16	4.0158	2.907376
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months or less	47	325,110,509.50	49.91%	16	4.2686	1.430982
	Totals	80	651,435,678.72	100.00%	15	4.1781	1.767405	301 months to 360 months	1	2,417,792.60	0.37%	16	3.7400	2.350000
								361 months or greater	3	10,177,119.69	1.56%	16	3.9240	1.394861
								Totals	80	651,435,678.72	100.00%	15	4.1781	1.767405
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	23	199,580,256.93	30.64%	14	4.1419	NAP				None
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	50	428,853,301.89	65.83%	16	4.1827	1.859355
	13 to 24 months	7	23,002,119.90	3.53%	16	4.4079	0.851709
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	80	651,435,678.72	100.00%	15	4.1781	1.767405
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 12 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original	Adjusted	Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated	Maturity	Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State	Accrual Type	Gross Rate	Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
1	310916445	OF	San Francisco	CA	Actual/360	3.725%	234,131.69	167,545.69	0.00	N/A	12/01/22	--	75,424,973.98	75,257,428.29	12/01/21
2	790919423	OF	Charlotte	NC	Actual/360	3.935%	261,100.48	141,523.76	0.00	N/A	05/01/23	--	79,624,034.32	79,482,510.56	12/01/21
3	310917976	Various	Various	Various	Actual/360	4.150%	172,916.67	0.00	0.00	N/A	03/01/23	--	50,000,000.00	50,000,000.00	12/01/21
4	310918069	RT	Miami Beach	FL	Actual/360	3.990%	99,750.00	0.00	0.00	N/A	04/01/23	--	30,000,000.00	30,000,000.00	12/01/21
5	440000213	LO	Myrtle Beach	SC	Actual/360	4.659%	91,249.95	78,218.78	0.00	N/A	01/01/23	--	23,502,884.17	23,424,665.39	12/01/21
6	440000200	MF	West Monroe	LA	Actual/360	4.195%	74,355.55	45,748.71	0.00	N/A	03/01/23	--	21,269,763.59	21,224,014.88	12/01/21
7	300350007	RT	Las Vegas	NV	Actual/360	4.560%	73,659.29	43,699.73	0.00	N/A	04/01/23	--	19,384,023.99	19,340,324.26	12/01/21
8	310918469	IN	Maspeth	NY	Actual/360	3.840%	72,000.00	0.00	0.00	N/A	04/01/23	--	22,500,000.00	22,500,000.00	12/01/21
10	310917816	RT	Indianapolis	IN	Actual/360	4.370%	48,479.82	45,584.41	0.00	N/A	04/01/23	--	13,312,535.47	13,266,951.06	12/01/21
11	310918368	RT	Merrick	NY	Actual/360	3.700%	41,779.56	34,167.13	0.00	N/A	04/01/23	--	13,550,126.22	13,515,959.09	12/01/21
12	800918777	IN	Santa Rosa	CA	Actual/360	3.790%	40,156.49	31,513.30	0.00	N/A	05/01/23	--	12,714,457.49	12,682,944.19	12/01/21
14	300350014	RT	Marietta	GA	Actual/360	4.060%	40,133.88	28,391.64	0.00	N/A	05/01/23	--	11,862,231.05	11,833,839.41	12/01/21
17	310918099	OF	Portsmouth	NH	Actual/360	4.040%	35,010.66	24,954.87	0.00	N/A	05/01/23	--	10,399,206.04	10,374,251.17	12/01/21
18	310916915	LO	Atlanta	GA	Actual/360	4.480%	35,018.22	31,545.53	0.00	N/A	05/01/23	--	9,379,879.87	9,348,334.34	12/01/21
19	820918131	RT	Simi Valley	CA	Actual/360	4.500%	37,386.35	22,655.86	0.00	N/A	04/01/23	--	9,969,692.82	9,947,036.96	12/01/21
20	416000086	RT	Denham Springs	LA	Actual/360	4.410%	36,937.49	23,236.31	0.00	N/A	04/01/23	--	10,051,017.91	10,027,781.60	12/01/21
21	440000216	RT	Garwood	NJ	Actual/360	4.180%	33,756.78	22,833.89	0.00	N/A	05/01/23	--	9,690,942.81	9,668,108.92	12/01/21
25	300350025	MH	Santa Ana	CA	Actual/360	4.730%	15,522.28	8,678.30	0.00	N/A	04/05/23	--	3,937,998.69	3,929,320.39	12/05/21
26	300350026	MH	Santa Ana	CA	Actual/360	4.730%	15,522.28	8,678.30	0.00	N/A	04/05/23	--	3,937,998.69	3,929,320.39	12/05/21
28	440000196	SS	Torrance	CA	Actual/360	4.366%	28,812.75	16,075.16	0.00	N/A	03/01/23	--	7,919,217.34	7,903,142.18	12/01/21
29	300350029	RT	Scottsdale	AZ	Actual/360	4.510%	26,884.59	16,234.18	0.00	N/A	04/01/23	--	7,153,328.13	7,137,093.95	12/01/21
30	310917738	RT	Johnson City	NY	Actual/360	4.490%	26,379.68	16,131.99	0.00	N/A	03/01/23	--	7,050,249.59	7,034,117.60	12/01/21
31	310918694	MH	Henderson	NV	Actual/360	3.930%	21,670.61	16,200.47	0.00	N/A	04/01/23	--	6,616,979.33	6,600,778.86	12/01/21
32	300350032	RT	Crowley	TX	Actual/360	4.580%	26,873.33	13,786.93	0.00	N/A	04/01/23	--	7,041,046.06	7,027,259.13	12/01/21
33	410918544	SS	Ashburn	VA	Actual/360	4.330%	23,561.66	15,175.84	0.00	N/A	04/01/23	--	6,529,789.74	6,514,613.90	12/01/21
35	670919010	MF	Grand Rapids	MI	Actual/360	4.160%	21,439.52	14,696.87	0.00	N/A	01/01/23	--	6,184,478.32	6,169,781.45	12/01/21
36	440000212	LO	Largo	MD	Actual/360	4.865%	23,016.04	18,510.08	0.00	N/A	04/01/23	--	5,677,131.39	5,658,621.31	06/01/20
37	440000210	LO	Stafford	TX	Actual/360	4.941%	23,105.12	18,157.08	0.00	N/A	04/01/23	--	5,611,444.69	5,593,287.61	12/01/21

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 13 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original	Adjusted	Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated	Maturity	Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State	Accrual Type	Gross Rate	Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
38	300350038	MH	Des Plaines	IL	Actual/360	4.700%	23,198.95	13,105.70	0.00	N/A	04/01/23	--	5,923,136.00	5,910,030.30	12/01/21
39	440000214	LO	Ames	IA	Actual/360	4.901%	22,245.03	17,694.69	0.00	N/A	04/01/23	--	5,446,650.45	5,428,955.76	04/01/20
40	416000080	MF	Houston	TX	Actual/360	4.350%	19,269.12	15,464.99	0.00	N/A	04/01/23	--	5,315,619.91	5,300,154.92	12/01/21
41	300350041	SS	Various	IL	Actual/360	4.400%	20,348.22	12,702.00	0.00	N/A	05/01/23	--	5,549,515.37	5,536,813.37	12/01/21
42	470083890	MF	Yonkers	NY	Actual/360	3.930%	19,241.47	7,745.64	0.00	N/A	04/01/23	--	5,875,256.77	5,867,511.13	12/01/21
43	440000209	LO	Victoria	TX	Actual/360	4.761%	17,677.92	24,365.67	0.00	N/A	03/01/23	--	4,455,682.42	4,431,316.75	12/01/21
44	310917619	MU	Brooklyn	NY	Actual/360	3.860%	20,265.00	0.00	0.00	N/A	05/01/23	--	6,300,000.00	6,300,000.00	12/01/21
45	310917863	LO	Newnan	GA	Actual/360	4.530%	18,323.61	16,243.66	0.00	N/A	05/01/23	--	4,853,935.85	4,837,692.19	12/01/21
46	440000215	LO	Ames	IA	Actual/360	4.901%	19,343.50	15,386.69	0.00	N/A	04/01/23	--	4,736,217.97	4,720,831.28	12/01/21
47	300350047	MF	Reno	NV	Actual/360	4.800%	20,269.36	11,210.56	0.00	02/01/23	02/01/43	--	5,067,340.28	5,056,129.72	12/01/21
48	310917685	MF	Paramount	CA	Actual/360	4.490%	18,685.61	11,426.82	0.00	N/A	03/01/23	--	4,993,927.23	4,982,500.41	12/01/21
49	310918533	MF	Shreveport	LA	Actual/360	3.770%	15,269.03	10,729.04	0.00	N/A	03/01/23	--	4,860,168.53	4,849,439.49	12/01/21
50	310916800	MF	Paramount	CA	Actual/360	4.510%	17,554.06	10,599.96	0.00	N/A	04/01/23	--	4,670,702.53	4,660,102.57	12/01/21
51	470084060	MF	New York	NY	Actual/360	3.790%	14,305.60	11,290.75	0.00	N/A	04/01/23	--	4,529,477.00	4,518,186.25	12/01/21
53	416000087	RT	Chillicothe	OH	Actual/360	4.280%	13,850.83	13,320.13	0.00	N/A	05/01/23	--	3,883,409.08	3,870,088.95	12/01/21
54	416000082	RT	League City	TX	Actual/360	4.110%	13,473.31	9,409.42	0.00	N/A	04/01/23	--	3,933,813.63	3,924,404.21	12/01/21
55	410917501	SS	Mineola	NY	Actual/360	4.570%	14,898.03	8,856.64	0.00	N/A	03/01/23	--	3,911,954.28	3,903,097.64	12/01/21
56	470085000	MF	New York	NY	Actual/360	3.760%	14,100.00	0.00	0.00	N/A	04/01/23	--	4,500,000.00	4,500,000.00	12/01/21
57	310918534	MF	San Angelo	TX	Actual/360	3.770%	11,792.60	8,286.26	0.00	N/A	03/01/23	--	3,753,612.91	3,745,326.65	12/01/21
58	416000079	SS	Baltimore	MD	Actual/360	4.390%	12,885.57	8,121.59	0.00	N/A	04/01/23	--	3,522,250.41	3,514,128.82	12/01/21
59	416000083	OF	Bingham Farms	MI	Actual/360	4.580%	13,195.75	7,773.69	0.00	N/A	04/01/23	--	3,457,401.36	3,449,627.67	12/01/21
61	410918271	OF	Westminster	CO	Actual/360	4.690%	12,893.97	7,309.47	0.00	N/A	04/01/23	--	3,299,096.79	3,291,787.32	12/01/21
62	410918125	SS	Salinas	CA	Actual/360	4.590%	11,362.34	9,953.88	0.00	N/A	04/01/23	--	2,970,545.89	2,960,592.01	12/01/21
63	416000085	OF	Spring	TX	Actual/360	4.410%	11,998.54	6,551.48	0.00	N/A	04/01/23	--	3,264,908.51	3,258,357.03	12/01/21
64	410918446	SS	Island Park	NY	Actual/360	4.630%	10,116.89	8,751.55	0.00	N/A	04/01/23	--	2,622,087.75	2,613,336.20	12/01/21
65	416000084	MU	Mesquite	TX	Actual/360	4.710%	11,095.91	6,246.67	0.00	N/A	04/01/23	--	2,826,984.07	2,820,737.40	12/01/21
66	470082950	MF	Yonkers	NY	Actual/360	3.890%	9,465.24	3,896.27	0.00	N/A	03/01/23	--	2,919,868.15	2,915,971.88	12/01/21
68	300350068	MH	Twin Falls	ID	Actual/360	4.730%	10,210.73	5,740.83	0.00	N/A	03/01/23	--	2,590,460.78	2,584,719.95	12/01/21

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 14 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original	Adjusted	Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated	Maturity	Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State	Accrual Type	Gross Rate	Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
69	300350069	MH	Yuma	AZ	Actual/360	4.240%	8,909.17	5,929.74	0.00	N/A	04/05/23	--	2,521,464.25	2,515,534.51	12/05/21
71	470083840	MF	New York	NY	Actual/360	3.640%	7,085.99	5,935.55	0.00	N/A	04/01/23	--	2,336,041.35	2,330,105.80	12/01/21
72	470084740	MF	Bronx	NY	Actual/360	3.740%	7,549.22	4,415.61	0.00	N/A	04/01/23	--	2,422,208.21	2,417,792.60	12/01/21
73	470084590	MF	Kew Gardens	NY	Actual/360	3.850%	7,411.97	5,714.66	0.00	N/A	04/01/23	--	2,310,225.24	2,304,510.58	12/01/21
74	300350074	RT	Renton	WA	Actual/360	5.130%	9,498.24	7,053.45	0.00	N/A	04/01/23	--	2,221,810.11	2,214,756.66	12/01/21
75	410918486	SS	Victorville	CA	Actual/360	4.480%	8,337.90	5,057.79	0.00	N/A	05/01/23	--	2,233,367.16	2,228,309.37	12/01/21
76	470084720	MF	Elmhurst	NY	Actual/360	3.880%	6,942.63	5,290.97	0.00	N/A	04/01/23	--	2,147,203.77	2,141,912.80	12/01/21
77	300350077	RT	Idaho Falls	ID	Actual/360	4.650%	8,495.58	4,910.98	0.00	N/A	03/01/23	--	2,192,407.19	2,187,496.21	12/01/21
78	410916272	OF	Liverpool	NY	Actual/360	5.380%	9,855.33	4,431.89	0.00	N/A	01/01/23	--	2,198,214.44	2,193,782.55	12/01/21
79	410917328	MH	New Smyrna Beach	FL	Actual/360	4.940%	8,296.38	6,521.66	0.00	N/A	04/01/23	--	2,015,316.10	2,008,794.44	12/01/21
80	410917921	RT	Shreveport	LA	Actual/360	4.830%	7,846.51	4,262.54	0.00	N/A	03/01/23	--	1,949,442.45	1,945,179.91	12/01/21
81	300350081	MH	Bradenton	FL	Actual/360	4.530%	6,796.18	4,074.90	0.00	N/A	04/01/23	--	1,800,312.68	1,796,237.78	12/01/21
82	300350082	SS	Pasco	WA	Actual/360	4.770%	7,130.43	3,954.06	0.00	N/A	03/01/23	--	1,793,818.83	1,789,864.77	12/01/21
84	470085020	MF	Forest Hills	NY	Actual/360	3.980%	5,220.25	3,828.75	0.00	N/A	04/01/23	--	1,573,945.35	1,570,116.60	12/01/21
85	470084540	MF	Brooklyn	NY	Actual/360	3.870%	5,058.82	3,870.25	0.00	N/A	04/01/23	--	1,568,625.05	1,564,754.80	12/01/21
86	470084150	MF	Bronxville	NY	Actual/360	3.900%	4,823.04	3,666.99	0.00	N/A	03/01/23	--	1,484,011.83	1,480,344.84	12/01/21
87	300350087	MH	Coachella	CA	Actual/360	4.730%	5,106.61	4,281.36	0.00	N/A	04/05/23	--	1,295,546.03	1,291,264.67	12/05/21
88	410918000	SS	Canton	MI	Actual/360	4.750%	5,523.20	3,083.98	0.00	N/A	12/01/22	--	1,395,335.84	1,392,251.86	12/01/21
89	470084810	MF	Great Neck	NY	Actual/360	3.650%	3,675.43	4,463.84	0.00	N/A	03/01/23	--	1,208,360.78	1,203,896.94	12/01/21
90	470083100	MF	Bronx	NY	Actual/360	3.970%	4,616.68	1,832.48	0.00	N/A	03/01/23	--	1,395,469.16	1,393,636.68	12/01/21
91	470084080	MF	New York	NY	Actual/360	3.900%	4,019.20	3,055.82	0.00	N/A	03/01/23	--	1,236,677.22	1,233,621.40	12/01/21
92	410913859	SS	Cathedral City	CA	Actual/360	5.500%	5,433.73	3,624.06	0.00	N/A	01/01/23	--	1,185,541.12	1,181,917.06	12/01/21
93	300350093	MH	Caro	MI	Actual/360	4.730%	4,172.66	2,332.87	0.00	N/A	04/05/23	--	1,058,602.00	1,056,269.13	12/05/21
95	470084880	MF	Woodmere	NY	Actual/360	4.190%	2,967.92	0.00	0.00	N/A	03/01/23	--	850,000.00	850,000.00	12/01/21
Totals							2,272,720.00	1,287,723.06	0.00				652,723,401.78	651,435,678.72
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
2	21,610,643.92	7,581,377.58	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	6,389,959.94	4,929,125.10	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	4,136,055.51	3,322,812.50	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
6	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
7	2,831,631.00	2,287,821.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	2,725,848.60	1,566,743.30	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1,842,137.28	1,096,143.65	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,291,593.14	944,253.84	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
14	1,515,298.00	1,687,361.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	816,304.00	573,971.29	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	374,402.48	631,179.72	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	855,963.00	499,937.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,037,471.27	681,729.28	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	963,197.62	457,928.15	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	1,491,338.00	1,296,101.35	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	864,609.00	343,501.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	877,107.00	559,577.67	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	692,776.00	330,343.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	806,451.22	675,081.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
36	379,708.00	283,743.00	04/01/19	03/31/20	01/11/21	883,807.86	51,850.40	37,838.53	693,845.64	112,572.32	0.00
37	0.00	775,399.70	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
38	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
39	462,649.00	175,257.00	07/01/19	06/30/20	07/12/21	1,129,104.61	69,520.98	35,232.71	727,376.51	180,614.98	0.00
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	1,004,046.10	916,431.03	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	243,600.00	328,224.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
43	644,296.10	649,163.23	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	773,273.12	376,979.88	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	473,000.49	1,144,343.13	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	421,243.16	501,826.96	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
48	0.00	346,465.39	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
49	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
50	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
51	65,095.00	104,005.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
53	774,820.00	525,702.76	01/01/20	09/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
54	622,316.85	308,043.18	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
55	456,244.98	410,388.75	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
56	107,775.00	394,546.00	02/01/20	01/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
57	751,053.90	504,837.03	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
58	610,159.33	498,323.90	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
59	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
61	720,932.76	365,048.36	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
62	722,384.90	546,739.63	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
63	401,355.19	310,034.89	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
64	230,606.31	262,700.74	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
65	352,467.21	289,517.66	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	8,736.70	0.00
66	149,798.00	214,811.00	07/01/19	06/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
68	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
69	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
71	237,771.00	209,121.00	12/01/19	11/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
72	321,155.00	337,318.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
73	321,039.00	173,863.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
74	306,375.00	153,187.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
75	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
76	113,706.00	88,937.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
77	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
78	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
79	272,260.40	262,684.43	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
80	286,294.92	115,011.80	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
81	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
82	410,016.32	211,484.16	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
84	94,344.00	92,341.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
85	112,783.00	113,699.00	01/01/19	12/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00
86	76,479.00	164,493.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
87	483,247.78	381,644.27	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
88	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
89	147,461.00	180,694.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
90	191,665.00	242,349.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
91	(10,653.00)	51,661.00	01/01/19	12/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00
92	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
93	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
95	70,975.00	70,223.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	65,924,531.80	42,546,230.81				2,012,912.47	121,371.38	73,071.24	1,421,222.15	301,924.00	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 18 of 29

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021 Computershare. All rights reserved. Confidential.					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
12/17/21	0	0.00	0	0.00	2	11,087,577.07	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.178131%	3.651096%	15
11/18/21	0	0.00	0	0.00	2	11,123,781.84	0	0.00	0	0.00	0	0.00	0	0.00	1	1,040,219.10	4.178284%	3.651332%	16
10/18/21	0	0.00	0	0.00	2	11,158,332.64	0	0.00	0	0.00	0	0.00	0	0.00	1	5,265,000.00	4.178353%	3.638295%	17
09/17/21	0	0.00	0	0.00	2	11,194,250.69	0	0.00	0	0.00	0	0.00	0	0.00	1	2,489,041.53	4.176366%	3.570564%	18
08/17/21	0	0.00	0	0.00	2	11,228,506.45	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.175662%	3.539284%	19
07/16/21	0	0.00	0	0.00	2	11,262,618.78	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.175805%	3.539603%	20
06/17/21	0	0.00	0	0.00	2	11,298,114.22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.175953%	3.539933%	21
05/17/21	0	0.00	0	0.00	2	11,331,935.12	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.176093%	3.540246%	22
04/16/21	0	0.00	0	0.00	2	11,367,149.67	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.176239%	3.540570%	23
03/17/21	0	0.00	0	0.00	2	11,400,681.54	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.176377%	3.540877%	24
02/18/21	0	0.00	0	0.00	2	11,438,707.77	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.176534%	3.541226%	25
01/15/21	0	0.00	0	0.00	2	11,471,940.03	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.176669%	3.541527%	26
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© Copyright 2021 Computershare. All rights reserved. Confidential.																		Page 20 of 29

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
36	440000212	06/01/20	17	6	37,838.53	693,845.64	690,090.16	5,974,539.31	06/22/20	11
39	440000214	04/01/20	19	6	35,232.71	727,376.51	249,356.10	5,762,908.96	07/07/20	2
Totals					73,071.24	1,421,222.15	939,446.26	11,737,448.27
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		76,649,680	76,649,680	0		0
13 - 24 Months		569,729,869	558,642,292	11,087,577		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		5,056,130	5,056,130	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Dec-21	651,435,679	640,348,102	0	0	11,087,577	0
Nov-21	652,723,402	641,599,620	0	0	11,123,782	0
Oct-21	654,986,202	643,827,869	0	0	11,158,333	0
Sep-21	661,532,527	650,338,276	0	0	11,194,251	0
Aug-21	665,240,757	654,012,251	0	0	11,228,506	0
Jul-21	666,455,497	655,192,878	0	0	11,262,619	0
Jun-21	667,729,720	656,431,605	0	0	11,298,114	0
May-21	668,935,375	657,603,440	0	0	11,331,935	0
Apr-21	670,200,839	658,833,689	0	0	11,367,150	0
Mar-21	671,397,477	659,996,795	0	0	11,400,682	0
Feb-21	672,783,283	661,344,575	0	0	11,438,708	0
Jan-21	673,970,498	662,498,558	0	0	11,471,940	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
36	440000212	5,658,621.31	5,974,539.31	6,200,000.00	10/13/20	189,411.00	0.38010	03/31/20	04/01/23	195
39	440000214	5,428,955.76	5,762,908.96	5,000,000.00	05/17/21	118,960.00	0.24820	06/30/20	04/01/23	195
Totals		11,087,577.07	11,737,448.27	11,200,000.00		308,371.00

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
36	440000212	LO	MD	06/22/20	11

Notice of default and acceleration sent out on 8/3/2020. Lender engaged counsel and is proceeding with enforcement of remedies. Receiver was appointed on 9/22/2020 and is in possession of the property. Foreclosure sale occurred and

Lender was outbid, the sale should result in a full payoff. In Maryland, the courts are required to confirm the sale. The estimated outside closing date was October/November 2021. The sale has now closed and the Property has been sold to a third party. The courts are working on the audit process and have indicated funds will likely not be distributed until the end of Q1 2022. Lender will continue to monitor the courts process until such time as proceeds are received.

39	440000214	LO	IA	07/07/20	2

The property is a 75-key full-service Radisson Hotel in Ames, IA. Property was converted from a Holiday Inn in 2018. A 20-year license agreement was executed with Radisson in conjunction with the conversion which expires in 2038. Hotel is located 2 miles from Iowa State University which is the primary demand generator in the area. The loan transferred to the Special Servicer on July 7, 2020 for delinquent payments due to the impact of COVID-19. The loan is due for the May payment and Lender sent out a Notice of Default. Lender is reviewing due diligence while awaiting receipt of an updated relief request from the Borrower. Lender has engaged counsel and is in process of setting up cash management. Lender is dual tracking enforcement of remedies and discussions with Borrower. Lender is evaluating options.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care		MU - Mixed Use			WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family		SS - Self Storage			LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail		SF - Single Family Rental			98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial		OF - Office			MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities		CH - Cooperative Housing			ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
18	310916915	9,831,109.48	4.48000%	9,831,109.48	4.48000%	10	06/29/20	05/01/20	09/11/20
37	440000210	0.00	4.94100%	0.00	4.94100%	8	10/12/20	06/01/20	--
45	310917863	5,100,812.80	4.53000%	5,100,812.80	4.53000%	10	06/29/20	05/01/20	08/11/20
Totals		14,931,922.28		14,931,922.28
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
36	0.00	0.00	1,182.74	0.00	0.00	3,568.37	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	1,134.72	0.00	0.00	4,592.63	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	2,317.46	0.00	0.00	8,161.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total 10,478.46

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Supplemental Notes
None

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